Vessels - Collateral agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Vessels pledged as collateral	$ 4,600,000
Borrowings	$ 2,541,678	$ 2,415,326